Secured Loans (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Less unamortized financing cost	$ (215,558)
Secured loans	14,154,968	$ 24,739,282
From May 29, 2015 to May 28, 2016 [Member] | Fixed annual rate of 12% [Member] | China Great Wall Assets Management Co. Ltd. [Member]
Debt Instrument [Line Items]
Secured loans		9,365,806
From October 29, 2015 to Oct 28, 2016 [Member] | Fixed annual rate of 11.5% [Member] | China Great Wall Assets Management Co. Ltd. One [Member]
Debt Instrument [Line Items]
Secured loans		$ 15,373,476
From October 29, 2016 to October 28, 2017 [Member] | Fixed annual rate of 11.0% [Member] | China Great Wall Assets Management Co Ltd Two [Member]
Debt Instrument [Line Items]
Secured loans	$ 14,370,526